Income and Expenses - Cost of Sales (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income And Expenses [Line Items]
Cost of sales	€ 2,911.5	€ 59.3	€ 17.4
Commercial revenues
Disclosure Of Income And Expenses [Line Items]
Cost of sales	2,911.5	59.3	17.4
COVID-19 vaccine revenues | Commercial revenues
Disclosure Of Income And Expenses [Line Items]
Cost of sales	2,855.6	35.6	0.0
Other sales | Commercial revenues
Disclosure Of Income And Expenses [Line Items]
Cost of sales	€ 55.9	€ 23.7	€ 17.4